Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following tables and related disclosure show the relationship between (i) the total compensation for our principal executive officer (“PEO”) and other named executive officers (“NEOs”) as set forth in the Summary Compensation Table, (ii) the “compensation actually paid” (“CAP”) for our PEO and NEOs (computed in accordance with Item 402(v) of Regulation S-K), (iii) our total shareholder return (“TSR”), and (iv) our net income.

This disclosure does not necessarily reflect value actually realized by our NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.

Year	Summary Compensation Table Total for PEO($)(1)	Compensation Actually Paid To PEO($)(2)	Average Summary Compensation Table Total for Other NEOs($)(3)	Average Compensation Actually Paid to Other NEOs($)(4)	Value of $100 Initial Fixed Investment Based on Company Total Shareholder Return($)(5)	Value of $100 Initial Fixed Investment Based on Peer Group Total Shareholder Return($)(6)	Net Income (Loss) (in millions)($)(7)
2025	1,995,018	1,861,484	1,313,805	1,022,588	17	135	(143)
2024	3,666,341	(1,849,608)	1,933,897	(445,355)	20	102	(119)
2023	4,255,006	3,233,266	1,980,327	1,527,898	86	104	(130)

(1)
Our PEO for each applicable year was Arnon Rosenthal, Ph.D.
(2)
The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:

Year	Summary Compensation Table Total for PEO($)	Minus Stock and Option Awards from Summary Compensation Table($)	Plus Year-End Equity Value of Unvested Awards Granted During Fiscal Year($)	Plus Change in Value of Unvested Awards Granted in Prior Years($)	Plus Value of Awards Granted and Vested During Fiscal Year($)	Plus Change in Value of Prior Years’ Awards Vested During Fiscal Year($)	Compensation Actually Paid to PEO($)
2025	1,995,018	(979,712)	997,493	(166,860)	131,286	(115,741)	1,861,484
2024	3,666,341	(2,777,775)	1,057,695	(2,893,561)	131,761	(1,034,069)	(1,849,608)
2023	4,255,006	(3,190,771)	3,641,317	(900,099)	203,555	(775,742)	3,233,266

(3)
Our NEOs (excluding our PEO) for each applicable year were:
•
2025: Sara Kenkare-Mitra, Ph.D.; Neil Berkley.
•
2024: Marc Grasso, M.D.; Sara Kenkare-Mitra, Ph.D.; Gary Romano, M.D., Ph.D.
•
2023: Marc Grasso, M.D.; Sara Kenkare-Mitra, Ph.D.; Gary Romano, M.D., Ph.D.
(4)
The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our NEOs (excluding our PEO):

Year	Average Summary Compensation Table Total for Other NEOs($)s	Minus Stock and Option Awards from Summary Compensation Table($)	Plus Year-End Equity Value of Unvested Awards Granted During Fiscal Year($)	Plus Change in Value of Unvested Awards Granted in Prior Years($)	Plus Value of Awards Granted and Vested During Fiscal Year($)	Plus Change in Value of Prior Years’ Awards Vested During Fiscal Year($)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions($)	Compensation Actually Paid to Other NEOs($)
2025	1,313,805	(221,327)	177,272	(35,087)	50,392	(42,829)	(219,638)	1,022,588
2024	1,933,897	(1,062,850)	404,701	(1,319,273)	50,416	(452,246)	—	(445,355)
2023	1,980,327	(1,055,565)	1,204,614	(373,876)	67,339	(294,941)	—	1,527,898

(5)
Total shareholder return illustrates the value, as of the last day of the applicable fiscal year, of an investment of $100 in our common stock on December 31, 2022.
(6)
The peer group used for relative total shareholder return is the Nasdaq Biotechnology Index.
(7)
The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)
Our NEOs (excluding our PEO) for each applicable year were:
•
2025: Sara Kenkare-Mitra, Ph.D.; Neil Berkley.
•
2024: Marc Grasso, M.D.; Sara Kenkare-Mitra, Ph.D.; Gary Romano, M.D., Ph.D.
•
2023: Marc Grasso, M.D.; Sara Kenkare-Mitra, Ph.D.; Gary Romano, M.D., Ph.D.

Peer Group Issuers, Footnote	The peer group used for relative total shareholder return is the Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 1,995,018	$ 3,666,341	$ 4,255,006
PEO Actually Paid Compensation Amount	$ 1,861,484	(1,849,608)	3,233,266
Adjustment To PEO Compensation, Footnote
(2)
The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:

Year	Summary Compensation Table Total for PEO($)	Minus Stock and Option Awards from Summary Compensation Table($)	Plus Year-End Equity Value of Unvested Awards Granted During Fiscal Year($)	Plus Change in Value of Unvested Awards Granted in Prior Years($)	Plus Value of Awards Granted and Vested During Fiscal Year($)	Plus Change in Value of Prior Years’ Awards Vested During Fiscal Year($)	Compensation Actually Paid to PEO($)
2025	1,995,018	(979,712)	997,493	(166,860)	131,286	(115,741)	1,861,484
2024	3,666,341	(2,777,775)	1,057,695	(2,893,561)	131,761	(1,034,069)	(1,849,608)
2023	4,255,006	(3,190,771)	3,641,317	(900,099)	203,555	(775,742)	3,233,266

Non-PEO NEO Average Total Compensation Amount	$ 1,313,805	1,933,897	1,980,327
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,022,588	(445,355)	1,527,898
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our NEOs (excluding our PEO):

Year	Average Summary Compensation Table Total for Other NEOs($)s	Minus Stock and Option Awards from Summary Compensation Table($)	Plus Year-End Equity Value of Unvested Awards Granted During Fiscal Year($)	Plus Change in Value of Unvested Awards Granted in Prior Years($)	Plus Value of Awards Granted and Vested During Fiscal Year($)	Plus Change in Value of Prior Years’ Awards Vested During Fiscal Year($)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions($)	Compensation Actually Paid to Other NEOs($)
2025	1,313,805	(221,327)	177,272	(35,087)	50,392	(42,829)	(219,638)	1,022,588
2024	1,933,897	(1,062,850)	404,701	(1,319,273)	50,416	(452,246)	—	(445,355)
2023	1,980,327	(1,055,565)	1,204,614	(373,876)	67,339	(294,941)	—	1,527,898

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and the Company’s Total Shareholder Return

The following chart sets forth the relationship between the “compensation actually paid” to our PEO, the average “compensation actually paid” to our NEOs as a group (excluding our PEO), and the Company’s total shareholder return over the period covering fiscal years 2023, 2024, and 2025. We utilize several performance measures to align executive compensation with our performance, but those are not financial performance measures, such as total shareholder return. For example, as described in more detail above in the section titled “Executive Compensation,” part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses which are designed to provide appropriate incentives to achieve defined annual corporate goals and to reward our NEOs for individual achievement towards these goals. Additionally, we view equity awards, which are an integral part of our executive compensation program, as related to Company performance because the value of each award increases only if the value of our common stock appreciates from the grant date and if the NEO continues employment over the vesting period. These equity awards strongly align our NEOs’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our NEOs to continue in our employment for the long-term.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Alector is not a commercial-stage company, and we did not have any revenue during the periods presented, except revenue related to the agreement with AbbVie and the agreement with GSK for the license and co-development of product candidates with those parties. Consequently, we have not historically looked to net income (loss) as a performance measure for our executive compensation program. From 2023 to 2024 our net loss decreased, the “compensation actually paid” for our PEO decreased, and the “compensation actually paid” for our other NEOs decreased. The decrease in net loss in 2024 was mainly due to the termination of the AL002 program and therefore we recognized all remaining revenue in 2024. From 2024 to 2025 our net loss increased, the “compensation actually paid” for our PEO increased, and the “compensation actually paid” for our other NEOs increased. The increase in net loss in 2025 was mainly due to the termination of the AL002 program and therefore we recognized all remaining revenue in 2024.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 17	20	86
Peer Group Total Shareholder Return Amount	135	102	104
Net Income (Loss)	$ (143,000,000)	(119,000,000)	(130,000,000)
PEO Name	Arnon Rosenthal, Ph.D
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (979,712)	(2,777,775)	(3,190,771)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	997,493	1,057,695	3,641,317
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,860)	(2,893,561)	(900,099)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,286	131,761	203,555
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,741)	(1,034,069)	(775,742)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,327)	(1,062,850)	(1,055,565)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,272	404,701	1,204,614
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,087)	(1,319,273)	(373,876)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,392	50,416	67,339
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,829)	(452,246)	(294,941)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (219,638)	$ 0	$ 0